UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund:  BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment

            Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/33	$760	$864,971
Opelika Utilities Board, Refunding RB, 4.00%, 6/01/41	1,540	1,600,938

		2,465,909
Arizona — 6.9%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	3,300	3,517,173
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (a)	455	469,687
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 3.25%, 1/01/37	1,210	1,189,406
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 7/01/21 (b)	680	774,044
4.75%, 7/01/31	3,070	3,377,368
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,228,825
5.00%, 12/01/37	4,585	5,519,515
University Medical Center Corp., RB, 6.50%, 7/01/19 (b)	750	827,805
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (b)	1,600	1,894,320

		18,798,143
Arkansas — 2.0%
City of Benton Arkansas, RB, 4.00%, 6/01/39	755	797,008
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,250	1,309,413
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,645	2,746,991

Municipal Bonds	Par (000)	Value
Arkansas (continued)
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	$465	$518,982

		5,372,394
California — 20.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	2,300	2,610,316
California Health Facilities Financing Authority, Refunding RB, Adventist Health System West, Series A, 3.00%, 3/01/39	1,130	1,033,622
California Infrastructure & Economic Development Bank, Refunding RB, Academy of Motion Picture Arts and Sciences, Series A, 4.00%, 11/01/45	3,330	3,428,268
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (a)	370	402,675
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 5/01/34 (c)	1,500	1,657,845
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A (BAM), 4.00%, 3/01/42	2,460	2,543,123
Series A-1, 5.75%, 3/01/34	3,000	3,413,340
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 6/01/28	3,075	3,649,718
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 8/01/34 (c)	2,475	2,528,534
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (d)	12,000	5,223,600
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (d)	2,270	1,521,944
0.00%, 8/01/33 (d)	4,250	1,742,458
6.20%, 8/01/39 (c)	4,000	3,759,360
San Diego Community College District, GO, CAB, Election of 2002, 6.00%, 8/01/33 (c)	4,200	4,926,432

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	$2,000	$2,284,160
4.00%, 10/01/44	2,520	2,646,454
State of California, GO, Various Purposes:
5.75%, 4/01/31	3,000	3,235,710
6.00%, 3/01/33	2,270	2,553,251
6.50%, 4/01/33	2,900	3,173,876
5.50%, 3/01/40	3,650	4,037,374

		56,372,060
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	950	1,022,970
Delaware — 2.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	1,938,240
Delaware Transportation Authority, RB:
5.00%, 6/01/45	3,000	3,407,010
5.00%, 6/01/55	1,430	1,597,582

		6,942,832
District of Columbia — 0.1%
District of Columbia, RB, Ingleside Rock Creek Project, 5.00%, 7/01/42	210	209,990
Florida — 5.7%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 7/01/40	900	923,859
County of Miami-Dade Florida, RB:
CAB, Subordinate Special Obligation, 0.00%, 10/01/32 (d)	5,000	2,782,450
CAB, Subordinate Special Obligation, 0.00%, 10/01/33 (d)	15,375	8,156,437
Series B, AMT, 6.00%, 10/01/32	3,000	3,562,530

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/32	$200	$213,180

		15,638,456
Hawaii — 1.3%
State of Hawaii Department of Budget & Finance, Refunding RB:
Hawaiian Electric Co., Inc. AMT, 4.00%, 3/01/37	2,770	2,818,309
Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	600	658,158

		3,476,467
Idaho — 1.2%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 3/01/39	3,000	3,312,570
Illinois — 8.1%
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 1/01/20 (e)	5,000	5,533,000
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	2,400	2,508,648
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,735	1,901,109
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 1/01/42	770	865,241
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,077,250
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 5/15/39	435	478,465
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,587,540
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	5,000	5,101,650
6.00%, 6/01/28	1,700	1,936,895

2	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO, 5.00%, 2/01/39	$1,000	$1,024,510

		22,014,308
Kansas — 3.6%
County of Johnson Kansas Unified School District No. 512 Shawnee Mission, GO, Refunding, Series B, 3.00%, 10/01/37	1,940	1,880,888
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 9/01/39	1,085	1,263,439
5.00%, 9/01/39	4,915	5,458,353
Kansas Development Finance Authority, Refunding RB, Sisters Leavenworth:
5.00%, 1/01/20 (b)	1,005	1,098,968
5.00%, 1/01/28	150	161,078

		9,862,726
Kentucky — 6.8%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 6/01/37	4,000	4,559,680
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Norton Healthcare, Inc., Series A, 4.00%, 10/01/35	870	903,826
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	3,400	3,692,740
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23 (d)	8,500	7,307,025
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (c):
0.00%, 7/01/34	1,000	880,380
6.60%, 7/01/39	1,395	1,205,280

		18,548,931
Louisiana — 2.3%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	1,790	1,991,017
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM), 5.00%, 12/01/36	650	756,580

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$1,565	$1,777,261
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	600	663,150
West Baton Rouge Parish School District No. 3, GO (AGM):
5.00%, 3/01/36	425	490,352
5.00%, 3/01/37	425	489,592

		6,167,952
Maryland — 0.8%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 7/01/36	260	263,889
5.25%, 7/01/44	260	263,492
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,500	1,713,705

		2,241,086
Massachusetts — 3.1%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 1/01/47	1,010	1,120,353
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	625	711,881
Emerson College Issue, Series A, 5.25%, 1/01/42	900	1,026,945
Massachusetts Development Finance Agency, Refunding RB:
Emmanuel College Issue, Series A, 4.00%, 10/01/46	1,380	1,391,551
International Charter School, 5.00%, 4/15/40	600	644,352
Suffolk University, 4.00%, 7/01/39	1,375	1,405,497

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued):
WGBH Educational Foundation Issue, 3.00%, 1/01/42	$2,280	$2,040,440

		8,341,019
Michigan — 3.7%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	360	384,689
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	2,305	2,328,096
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,150	4,297,449
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	2,750	2,966,425
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	60	63,618

		10,040,277
Minnesota — 3.2%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 5/01/37	1,405	1,450,803
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,905	2,026,044
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 7/01/52 (a)(f)	305	304,982
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 1/01/41	460	520,453
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 5/01/40	1,895	1,899,889
College of St. Benedict, Series 8-K, 5.00%, 3/01/37	1,055	1,181,389
College of St. Benedict, Series 8-K, 4.00%, 3/01/43	615	631,636

Municipal Bonds	Par (000)	Value
Minnesota (continued)
Minnesota Higher Education Facilities Authority, Refunding RB, University of St. Thomas, Series 8-L, 4.00%, 4/01/39	$620	$650,547

		8,665,743
Mississippi — 2.0%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	662,172
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	1,910	2,065,092
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	2,845,496

		5,572,760
Missouri — 3.0%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,445,783
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	560,650
A.T. Still University of Health Sciences, 4.25%, 10/01/32	480	508,814
A.T. Still University of Health Sciences, 5.00%, 10/01/39	750	835,635
Heartland Regional Medical Center, 4.13%, 2/15/43	700	725,949
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,681,140
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A:
5.00%, 6/01/42	860	985,766
5.00%, 6/01/47	1,230	1,402,102

		8,145,839
Nebraska — 4.0%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	900	970,164

4	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	$600	$665,340
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine:
3.00%, 5/15/46	3,075	2,700,588
4.00%, 5/15/51	1,565	1,602,231
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	2,535	2,870,964
4.00%, 1/01/44	600	613,890
Public Power Generation Agency, Refunding RB, 3.13%, 1/01/35	1,540	1,482,881

		10,906,058
Nevada — 0.6%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,500	1,595,085
New Jersey — 8.6%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	1,550	1,602,871
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (g)(h)	1,510	15,855
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	1,335	1,453,067
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	990	1,117,522
Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	300	330,054
New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, Series G, 3.50%, 7/01/31	1,150	1,168,458
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A:
RWJ Barnabas Health Obligated Group, 4.00%, 7/01/43	2,955	3,051,244
St. Barnabas Health Care System, 4.63%, 7/01/21 (b)	770	871,863

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A (continued):
St. Barnabas Health Care System, 5.63%, 7/01/21 (b)	$2,560	$2,997,478
St. Barnabas Health Care System, 5.00%, 7/01/25	500	569,405
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	15	15,439
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	2,780	3,155,105
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	1,600	632,032
Transportation Program, Series AA, 5.00%, 6/15/45	1,350	1,386,153
Transportation Program, Series AA, 5.00%, 6/15/46	600	616,068
Transportation System, Series A, 5.50%, 6/15/41	500	519,000
Transportation System, Series B, 5.50%, 6/15/31	2,000	2,098,480
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	2,115	2,018,810

		23,618,904
New Mexico — 1.1%
New Mexico Finance Authority, RB, Senior Lien, Series A:
3.25%, 6/01/33	865	886,244
3.25%, 6/01/34	1,340	1,361,641
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	680	770,923

		3,018,808
New York — 5.3%
City of New York New York Industrial Development Agency, RB, PILOT:
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	300	322,839
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,100	1,102,376
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,400	1,439,732

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 6/01/51	$1,000	$932,220
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,825	1,787,004
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	2,475	2,640,874
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,365	1,544,347
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,250	1,354,538
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	640	703,066
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/31	1,905	2,036,254
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	600	601,824

		14,465,074
North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (b)	720	823,176
Ohio — 1.1%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	3,000	3,099,780
Oklahoma — 2.3%
Norman Oklahoma Regional Hospital Authority, Refunding RB, 4.00%, 9/01/37	2,015	2,056,549
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/36	800	902,736

Municipal Bonds	Par (000)	Value
Oklahoma (continued)
Oklahoma City Public Property Authority, Refunding RB (continued):
5.00%, 10/01/39	$280	$314,673
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 8/01/57	1,315	1,444,159
Oklahoma Water Resources Board, RB, Clean Water Program, 4.00%, 4/01/40	1,475	1,564,916

		6,283,033
Oregon — 3.5%
Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 6/15/38 (c)	335	345,529
County of Lane Oregon School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (d)	1,500	610,050
Klamath Falls Intercommunity Hospital Authority, Refunding RB, Sky Lakes Medical Center Project:
3.00%, 9/01/35	1,130	1,057,635
3.00%, 9/01/41	950	851,599
Oregon Health & Science University, RB, Series A, 4.00%, 7/01/37	1,075	1,140,983
State of Oregon Facilities Authority, Refunding RB, Legacy Health Project, Series A, 4.00%, 6/01/41	2,610	2,704,299
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 4/01/45	2,485	2,797,663

		9,507,758
Pennsylvania — 7.3%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	2,604,712
Delaware River Port Authority, RB:
4.50%, 1/01/32	3,000	3,316,140
Series D (AGM), 5.00%, 1/01/40	3,640	3,945,724
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31 (d)(e)	500	342,910

6	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$810	$869,154
Pennsylvania Turnpike Commission, RB:
Series B, 5.00%, 12/01/36	3,350	3,827,375
Series B, 5.00%, 12/01/40	500	565,745
Sub-Series B-1, 5.00%, 6/01/42	1,970	2,213,965
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 7/01/45	2,000	2,237,140

		19,922,865
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	1,470	1,457,946
5.63%, 5/15/43	1,395	1,368,816

		2,826,762
Rhode Island — 4.9%
Rhode Island Commerce Corp., RB, Airport Corp., Series D:
5.00%, 7/01/41	430	484,640
5.00%, 7/01/46	540	605,523
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 5/15/32	1,845	1,905,959
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	2,710	3,083,140
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/19 (b)	1,330	1,426,957
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,082,000
Series B, 4.50%, 6/01/45	2,725	2,742,740
Series B, 5.00%, 6/01/50	2,000	2,053,320

		13,384,279
South Dakota — 0.9%
Dakota Valley School District No. 61-8, GO, Refunding, 3.00%, 7/15/39	2,770	2,565,408

Municipal Bonds	Par (000)	Value
Tennessee — 3.8%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	$2,945	$3,127,001
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	947,712
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc., 4.00%, 9/01/40	1,285	1,323,486
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,234,154
5.38%, 11/01/28	1,000	1,091,990
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	1,200	1,287,060
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Health & Educational Facilities Board, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	1,075	1,215,148

		10,226,551
Texas — 8.0%
Aldine Independent School District, GO, Refunding (PSF-GTD), 5.00%, 2/15/42	2,610	3,066,228
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (d)	5,000	1,873,950
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	2,200	2,441,054
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (d)	16,780	6,879,465
Leander ISD, CAB, Series D, 0.00%, 8/15/35 (d)	6,000	2,909,700
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,140	1,300,238

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 6/30/40	$3,000	$3,411,060

		21,881,695
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42	600	615,600
Vermont — 0.8%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	1,160	1,221,248
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 6/15/32	850	885,972

		2,107,220
Virginia — 0.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 3/01/36	780	782,379
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,440	1,631,851

		2,414,230
West Virginia — 0.3%
County of Berkeley West Virginia Public Service Sewer District, Refunding RB, Series B (BAM), 5.00%, 6/01/36	615	695,522
Wisconsin — 2.2%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 8/01/35	435	422,964
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Senior Credit Group, 4.00%, 11/15/36	3,000	3,107,910
Medical College of Wisconsin, Inc., 4.00%, 12/01/46	955	984,786

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 7/01/37	$1,330	$1,500,320

		6,015,980
Total Municipal Bonds — 135.4%		369,186,220

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 5/01/18 (b)	5,250	5,412,068
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,902	4,441,381
Georgia — 2.6%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	5,997	6,923,700
Minnesota — 2.1%
State of Minnesota, RB, Series A, 5.00%, 6/01/38	5,000	5,712,337
New Jersey — 1.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (j)	2,861	2,970,963
New York — 7.8%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	1,600	1,743,584
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	159	165,614
5.75%, 6/15/40	531	553,887
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	4,000	4,569,071
Series FF-2, 5.50%, 6/15/40	810	873,909

8	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (continued)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	$1,750	$2,022,452
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,500	5,101,044
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/18 (b)	3,359	3,485,395
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	2,360	2,697,740

		21,212,696
Ohio — 1.6%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (b)	1,740	1,792,740
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,600	2,645,370

		4,438,110

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	$2,380	$2,703,632
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.8%		53,814,887
Total Long-Term Investments (Cost — $391,109,376) — 155.2%		423,001,107

Short-Term Securities — 1.9%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (k)(l)	5,240,075	5,242,171
Total Short-Term Securities (Cost $5,241,165) — 1.9%		5,242,171
Total Investments (Cost — $396,350,541*) — 157.1%		428,243,278
Other Assets Less Liabilities — 0.4%		1,096,182
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.3)%		(30,832,475)
VMTP Shares, at Liquidation Value — (46.2)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$272,606,985

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$396,350,541

Gross unrealized appreciation	$34,605,232
Gross unrealized depreciation	(2,712,495)

Net unrealized appreciation	$31,892,737

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Zero-coupon bond.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	When-issued security.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to June 15, 2019, is $3,148,884.

(k)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,238,321	(998,246)	5,240,075	$5,242,171	$3,735	$1,006

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(11)	September 2017	$1,300	(117)
10-Year U.S. Treasury Note	(77)	September 2017	$9,694	2,016
Long U.S. Treasury Bond	(83)	September 2017	$12,696	(33,835)
Ultra U.S. Treasury Bond	(18)	September 2017	$2,961	(24,448)

Total				$(56,384)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
PSF-GTD	Permanent School Fund Guarenteed
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$423,001,107	—	$423,001,107
Short-Term Securities	$5,242,171	—	—	5,242,171

Total	$5,242,171	$423,001,107	—	$428,243,278

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$2,016	—	—	$2,016
Liabilities:
Interest rate contracts	(58,400)	—	—	(58,400)

Total	$(56,384)	—	—	$(56,384)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(30,783,015)	—	$(30,783,015)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

Total	—	$(156,683,015)	—	$(156,683,015)

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JULY 31, 2017	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Investment Quality Municipal Trust, Inc.

                Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Investment Quality Municipal Trust, Inc.

                Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Investment Quality Municipal Trust, Inc.

                Date: September 25, 2017